Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed consolidating statements of income and comprehensive income

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$936,319	$187,647	$(59,747)	$1,064,219
Cost of sales	—	717,519	151,787	(61,459)	807,847
Gross Profit	—	218,800	35,860	1,712	256,372
Operating Expenses
Selling, general and administrative expenses	—	231,492	55,488	—	286,980
Goodwill and intangible assets impairment	—	233,635	129,887	—	363,522
Transaction Expenses	—	2,926	520	—	3,446
Loss (gain) on disposal of assets and other	—	(1,274)	836	—	(438)
Total operating expenses	—	466,779	186,731	—	653,510
Earnings (loss) from equity investment	—	529	(389)	—	140
Equity loss from affiliate, net of tax	(348,557)	(118,601)	—	467,158	—
Operating loss	(348,557)	(366,051)	(151,260)	468,870	(396,998)
Other expense (income)
Interest expense	32,307	158	67	—	32,532
Foreign exchange and other gains, net	—	(296)	(5,974)	—	(6,270)
(Gain) loss on contribution of subsea rentals business	—	5,856	(39,362)	—	(33,506)
Total other (income) expense, net	32,307	5,718	(45,269)	—	(7,244)
Loss before income taxes	(380,864)	(371,769)	(105,991)	468,870	(389,754)
Income tax expense (benefit)	(6,784)	(23,212)	14,322	—	(15,674)
Net loss	(374,080)	(348,557)	(120,313)	468,870	(374,080)

Other comprehensive income (loss), net of tax:
Net loss	(374,080)	(348,557)	(120,313)	468,870	(374,080)
Change in foreign currency translation, net of tax of $0	(24,752)	(24,752)	(24,752)	49,504	(24,752)
Gain on pension liability	1,489	1,489	1,489	(2,978)	1,489
Comprehensive loss	$(397,343)	$(371,820)	$(143,576)	$515,396	$(397,343)

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$703,409	$182,417	$(67,206)	$818,620
Cost of sales	—	550,931	145,743	(66,842)	629,832
Gross Profit	—	152,478	36,674	(364)	188,788
Operating Expenses
Selling, general and administrative expenses	—	205,672	48,041	—	253,713
Goodwill and intangible assets impairment	—	33,301	35,761	—	69,062
Transaction Expenses	—	6,521	(10)	—	6,511
Loss on disposal of assets and other	—	1,981	116	—	2,097
Total operating expenses	—	247,475	83,908	—	331,383
Earnings from equity investment	—	1,000	—	—	1,000
Equity loss from affiliate, net of tax	(41,253)	(53,682)	—	94,935	—
Operating loss	(41,253)	(147,679)	(47,234)	94,571	(141,595)
Other expense (income)
Interest expense (income)	27,919	(569)	(542)	—	26,808
Foreign exchange and other losses (gains), net	—	(118)	7,386	—	7,268
Gain realized on previously held equity investment	—	(120,392)	—	—	(120,392)
Total other (income) expense, net	27,919	(121,079)	6,844	—	(86,316)
Loss before income taxes	(69,172)	(26,600)	(54,078)	94,571	(55,279)
Income tax expense (benefit)	(9,772)	14,653	(760)	—	4,121
Net loss	(59,400)	(41,253)	(53,318)	94,571	(59,400)

Other comprehensive income (loss), net of tax:
Net loss	(59,400)	(41,253)	(53,318)	94,571	(59,400)
Change in foreign currency translation, net of tax of $0	36,163	36,163	36,163	(72,326)	36,163
Gain on pension liability	107	107	107	(214)	107
Comprehensive loss	$(23,130)	$(4,983)	$(17,048)	$22,031	$(23,130)

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2016
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$436,785	$198,684	$(47,834)	$587,635
Cost of sales	—	375,509	161,190	(48,799)	487,900
Gross Profit	—	61,276	37,494	965	99,735
Operating Expenses
Selling, general and administrative expenses	—	187,974	39,034	—	227,008
Transaction Expenses	—	825	40	—	865
Loss on disposal of assets and other	—	2,616	22	—	2,638
Total operating expenses	—	191,415	39,096	—	230,511
Earnings from equity investment	—	1,824	—	—	1,824
Equity earnings (loss) from affiliate, net of tax	(62,180)	14,663	—	47,517	—
Operating loss	(62,180)	(113,652)	(1,602)	48,482	(128,952)
Other expense (income)
Interest expense (income)	27,480	(110)	40	—	27,410
Foreign exchange and other gains, net	—	(5,264)	(16,077)	—	(21,341)
Deferred loan costs written off	2,978	—	—	—	2,978
Total other (income) expense, net	30,458	(5,374)	(16,037)	—	9,047
Income (loss) before income taxes	(92,638)	(108,278)	14,435	48,482	(137,999)
Income tax expense (benefit)	(10,660)	(46,098)	707	—	(56,051)
Net income (loss)	(81,978)	(62,180)	13,728	48,482	(81,948)
Less: Income attributable to noncontrolling interest	—	—	30	—	30
Net income (loss) attributable to common stockholders	(81,978)	(62,180)	13,698	48,482	(81,978)

Other comprehensive income (loss), net of tax:
Net income (loss)	(81,978)	(62,180)	13,728	48,482	(81,948)
Change in foreign currency translation, net of tax of $0	(45,722)	(45,722)	(45,722)	91,444	(45,722)
Loss on pension liability	(335)	(335)	(335)	670	(335)
Comprehensive loss	(128,035)	(108,237)	(32,329)	140,596	(128,005)
Less: comprehensive loss attributable to noncontrolling interests	—	—	(162)	—	(162)
Comprehensive loss attributable to common stockholders	$(128,035)	$(108,237)	$(32,491)	$140,596	$(128,167)

Condensed consolidating balance sheets

Condensed consolidating balance sheets

	December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$24,977	$22,264		$—	$47,241
Accounts receivable—trade, net	—	177,986	28,069		—	206,055
Inventories, net	—	416,237	69,878		(7,092)	479,023
Prepaid expenses and other current assets	—	23,585	92		—	23,677
Costs and estimated profits in excess of billings	—	6,202	2,957		—	9,159
Accrued revenue	—	—	862		—	862
Total current assets	—	648,987	124,122		(7,092)	766,017
Property and equipment, net of accumulated depreciation	—	156,434	20,924		—	177,358
Deferred financing costs, net	2,071	—	—		—	2,071
Intangible assets	—	320,056	38,992		—	359,048
Goodwill	—	433,415	36,232		—	469,647
Investment in unconsolidated subsidiary	—	1,222	43,760		—	44,982
Deferred income taxes, net	—	1,170	64		—	1,234
Other long-term assets	—	4,194	5,101		—	9,295
Investment in affiliates	877,764	265,714	—		(1,143,478)	—
Long-term advances to affiliates	674,220	—	98,532		(772,752)	—
Total assets	$1,554,055	$1,831,192	$367,727		$(1,923,322)	$1,829,652
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$1,150	$17		$—	$1,167
Accounts payable—trade	—	121,019	22,167		—	143,186
Accrued liabilities	6,873	40,913	33,246		—	81,032
Deferred revenue	—	4,742	3,593		—	8,335
Billings in excess of costs and profits recognized	—	84	3,126		—	3,210
Total current liabilities	6,873	167,908	62,149		—	236,930
Long-term debt, net of current portion	517,056	480	8	—	—	517,544
Deferred income taxes, net	—	—	15,299		—	15,299
Other long-term liabilities	—	12,288	17,465		—	29,753
Long-term payables to affiliates	—	772,752	—		(772,752)	—
Total liabilities	523,929	953,428	94,921		(772,752)	799,526
						—
Total equity	1,030,126	877,764	272,806		(1,150,570)	1,030,126
Total liabilities and equity	$1,554,055	$1,831,192	$367,727		$(1,923,322)	$1,829,652

Condensed consolidating balance sheets

	December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$73,981	$41,235		$—	$115,216
Accounts receivable—trade, net	—	168,162	34,752		—	202,914
Inventories, net	—	374,527	77,454		(8,804)	443,177
Prepaid expenses and other current assets	—	12,679	6,811		—	19,490
Costs and estimated profits in excess of billings	—	9,584	—		—	9,584
Total current assets	—	638,933	160,252		(8,804)	790,381
Property and equipment, net of accumulated depreciation	—	167,407	29,874		—	197,281
Deferred financing costs, net	2,900	—	—		—	2,900
Intangible assets	—	390,752	52,312		—	443,064
Goodwill	—	599,677	155,568		—	755,245
Deferred income taxes, net	—	—	3,344		—	3,344
Other long-term assets	—	2,086	927		—	3,013
Investment in affiliates	1,250,593	418,799	—		(1,669,392)	—
Long-term advances to affiliates	667,968	—	90,524		(758,492)	—
Total assets	$1,921,461	$2,217,654	$492,801		$(2,436,688)	$2,195,228
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$1,048	$108		$—	$1,156
Accounts payable—trade	—	117,158	20,526		—	137,684
Accrued liabilities	6,638	46,962	13,165		—	66,765
Deferred revenue	—	4,455	4,364		—	8,819
Billings in excess of costs and profits recognized	—	1,394	487		—	1,881
Total current liabilities	6,638	171,017	38,650		—	216,305
Long-term debt, net of current portion	505,807	908	35	—	—	506,750
Deferred income taxes, net	—	22,737	8,495		—	31,232
Other long-term liabilities	—	13,907	18,018		—	31,925
Long-term payables to affiliates	—	758,492	—		(758,492)	—
Total liabilities	512,445	967,061	65,198		(758,492)	786,212

Total equity	1,409,016	1,250,593	427,603		(1,678,196)	1,409,016
Total liabilities and equity	$1,921,461	$2,217,654	$492,801		$(2,436,688)	$2,195,228

Condensed consolidating statements of cash flows

Condensed consolidating statements of cash flows

	Year ended December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$10,461	$(76)	$15,972	$(23,950)	$2,407
Cash flows from investing activities
Capital expenditures for property and equipment	—	(20,288)	(3,755)	—	(24,043)
Acquisition of businesses, net of cash acquired	—	(60,622)	—	—	(60,622)
Investment in unconsolidated subsidiary	—	—	—	—	—
Proceeds from sale of business, property and equipment	—	5,192	4,066	—	9,258
Long-term loans and advances to affiliates	(18,130)	9,690	—	8,440	—
Net cash provided by (used in) investing activities	(18,130)	(66,028)	311	8,440	(75,407)
Cash flows from financing activities
Borrowings of debt	221,980	—	—	—	221,980
Repayments of debt	(211,783)	—	—	—	(211,783)
Repurchases of stock	(2,777)	—	—	—	(2,777)
Proceeds from stock issuance	249	—	—	—	249
Payment of capital lease obligations	—	(1,030)	(117)	—	(1,147)
Long-term loans and advances to affiliates	—	18,130	(9,690)	(8,440)	—
Dividend paid to affiliates	—	—	(23,950)	23,950	—
Net cash provided by (used in) financing activities	7,669	17,100	(33,757)	15,510	6,522

Effect of exchange rate changes on cash	—	—	(1,497)	—	(1,497)

Net decrease in cash, cash equivalents and restricted cash	—	(49,004)	(18,971)	—	(67,975)
Cash, cash equivalents and restricted cash at beginning of period	—	73,981	41,235	—	115,216
Cash, cash equivalents and restricted cash at end of period	$—	$24,977	$22,264	$—	$47,241

Condensed consolidating statements of cash flows

	Year ended December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$(15,718)	$483	$3,702	$(28,500)	$(40,033)
Cash flows from investing activities
Capital expenditures for property and equipment	—	(20,499)	(6,210)	—	(26,709)
Acquisition of businesses, net of cash acquired	—	(157,297)	(4,892)	—	(162,189)
Investment in unconsolidated subsidiary	—	(1,041)	—	—	(1,041)
Proceeds from sale of property and equipment	—	2,038	(67)	—	1,971
Long-term loans and advances to affiliates	(86,097)	22,072	—	64,025	—
Net cash used in investing activities	(86,097)	(154,727)	(11,169)	64,025	(187,968)
Cash flows from financing activities
Borrowings of debt	107,431	—	—	—	107,431
Repurchases of stock	(4,742)	—	—	—	(4,742)
Proceeds from stock issuance	1,491	—	—	—	1,491
Payment of capital lease obligations	—	(1,147)	(40)	—	(1,187)
Deferred financing costs	(2,430)	—	—	—	(2,430)
Long-term loans and advances to affiliates	—	86,097	(22,072)	(64,025)	—
Dividend paid to affiliates	—	—	(28,500)	28,500	—
Net cash provided by (used in) financing activities	101,750	84,950	(50,612)	(35,525)	100,563

Effect of exchange rate changes on cash	—	—	8,232	—	8,232

Net decrease in cash, cash equivalents and restricted cash	(65)	(69,294)	(49,847)	—	(119,206)
Cash, cash equivalents and restricted cash at beginning of period	65	143,275	91,082	—	234,422
Cash, cash equivalents and restricted cash at end of period	$—	$73,981	$41,235	$—	$115,216

Condensed consolidating statements of cash flows

	Year ended December 31, 2016
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$(16,882)	$31,055	$73,772	$(23,203)	$64,742
Cash flows from investing activities
Capital expenditures for property and equipment	—	(12,033)	(4,795)	—	(16,828)
Acquisition of businesses, net of cash acquired	—	(4,072)	—	—	(4,072)
Proceeds from sale of property and equipment	—	9,442	321	—	9,763
Long-term loans and advances to affiliates	(69,340)	12,912	—	56,428	—
Net cash provided by (used in) investing activities	(69,340)	6,249	(4,474)	56,428	(11,137)
Cash flows from financing activities
Repurchases of stock	(623)	—	—	—	(623)
Proceeds from stock issuance	87,676	—	—	—	87,676
Payment of capital lease obligations	—	(253)	161	—	(92)
Deferred financing costs	(766)	—	—	—	(766)
Long-term loans and advances to affiliates	—	69,340	(12,912)	(56,428)	—
Dividend paid to affiliates	—	—	(23,203)	23,203	—
Net cash provided by (used in) financing activities	86,287	69,087	(35,954)	(33,225)	86,195

Effect of exchange rate changes on cash	—	—	(14,627)	—	(14,627)

Net increase in cash, cash equivalents and restricted cash	65	106,391	18,717	—	125,173
Cash, cash equivalents and restricted cash at beginning of period	—	36,884	72,365	—	109,249
Cash, cash equivalents and restricted cash at end of period	$65	$143,275	$91,082	$—	$234,422